Consolidated Statements of Financial Condition - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Equity in brokers' trading accounts:
Cash	$ 29,435,769	$ 31,854,126
Total equity in brokers' trading accounts	33,285,367	33,400,057
Cash and cash equivalents	8,358,825	49,647,370
Securities owned, at fair value	74,642,951	87,511,963
Interest and other receivable, net	11,512	30,508
Total assets	116,298,655	170,589,898
Liabilities
Brokerage charge payable	563,127	858,221
Accrued incentive fees	68,968	128,365
Organization and offering costs payable	27,937	41,026
Accrued operating expenses	24,331	35,530
Redemptions payable to limited partners	2,130,670	4,161,818
Total liabilities	2,815,033	5,224,960
Partners' Capital (Net Asset Value)
Total partners' capital (net asset value)	113,483,622	165,364,938
Total liabilities and partners' capital (net asset value)	116,298,655	170,589,898
Class A
Equity in brokers' trading accounts:
Cash	1,941,354	1,843,791
Total equity in brokers' trading accounts	2,195,242	1,933,272
Cash and cash equivalents	551,283	2,873,705
Securities owned, at fair value	4,922,866	5,065,395
Interest and other receivable, net	759	1,766
Total assets	7,670,150	9,874,138
Partners' Capital (Net Asset Value)
General Partner	322,836	333,239
Limited Partners	7,161,658	9,238,467
Class B
Equity in brokers' trading accounts:
Cash	18,790,515	19,094,865
Total equity in brokers' trading accounts	21,247,932	20,021,568
Cash and cash equivalents	5,335,910	29,760,975
Securities owned, at fair value	47,648,814	52,458,798
Interest and other receivable, net	7,349	18,288
Total assets	74,240,005	102,259,629
Partners' Capital (Net Asset Value)
Limited Partners	72,443,010	99,127,541
Legacy 1 Class
Equity in brokers' trading accounts:
Cash	295,154	248,115
Total equity in brokers' trading accounts	333,757	260,157
Cash and cash equivalents	83,814	386,708
Securities owned, at fair value	748,449	681,639
Interest and other receivable, net	115	238
Total assets	1,166,135	1,328,742
Partners' Capital (Net Asset Value)
General Partner	483,449	487,634
Limited Partners	654,458	800,410
Legacy 2 Class
Equity in brokers' trading accounts:
Cash	102,861	90,336
Total equity in brokers' trading accounts	116,313	94,720
Cash and cash equivalents	29,209	140,797
Securities owned, at fair value	260,835	248,178
Interest and other receivable, net	40	87
Total assets	406,397	483,782
Partners' Capital (Net Asset Value)
General Partner	216,389	218,807
Limited Partners	180,172	250,158
Global 1 Class
Equity in brokers' trading accounts:
Cash	6,635,605	6,522,138
Total equity in brokers' trading accounts	7,503,407	6,838,668
Cash and cash equivalents	1,884,301	10,165,308
Securities owned, at fair value	16,826,506	17,918,088
Interest and other receivable, net	2,595	6,247
Total assets	26,216,809	34,928,311
Partners' Capital (Net Asset Value)
General Partner	392,629	775,716
Limited Partners	25,189,596	33,082,784
Global 2 Class
Equity in brokers' trading accounts:
Cash	276,183	395,856
Total equity in brokers' trading accounts	312,299	415,068
Cash and cash equivalents	78,427	616,975
Securities owned, at fair value	700,341	1,087,524
Interest and other receivable, net	108	379
Total assets	1,091,175	2,119,946
Partners' Capital (Net Asset Value)
General Partner	189,644	190,820
Limited Partners	875,122	1,864,195
Global 3 Class
Equity in brokers' trading accounts:
Cash	1,394,097	3,659,025
Total equity in brokers' trading accounts	1,576,417	3,836,604
Cash and cash equivalents	395,881	5,702,902
Securities owned, at fair value	3,535,140	10,052,341
Interest and other receivable, net	546	3,503
Total assets	5,507,984	19,595,350
Partners' Capital (Net Asset Value)
Limited Partners	5,374,659	18,995,167
Futures Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	2,644,659	2,279,924
Forward Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	25,627	705
Swap Contracts
Equity in brokers' trading accounts:
Net unrealized gain (loss) on open contracts	$ 1,179,312	$ (734,698)